Oil and Gas Properties - Schedule of PPE Activity, Oil and Gas (Details) - Oil and gas assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 6,921,168	$ 6,619,033
Capital expenditures	1,205,141	1,256,633
Property acquisitions	2,147	16,437
Transfers from exploration and evaluation assets	11,737	3,131
Transfers from lease assets		8,210
Change is asset retirement obligations	(11,311)	25,253
Divestitures	(4,587,863)	(51,361)
Impairment loss (reversal)	(148,000)
Foreign currency translation	(219,420)	415,895
Depreciation	(1,255,164)	(1,372,063)
Balance, end of year	1,918,435	6,921,168
Depreciation, continuing operations	480,000	473,800
Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	(775,100)	(898,300)
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	17,443,344	15,526,017
Capital expenditures	1,205,141	1,256,633
Property acquisitions	2,147	16,437
Transfers from exploration and evaluation assets	11,737	3,131
Transfers from lease assets		8,210
Change is asset retirement obligations	(11,311)	25,253
Divestitures	(10,838,470)	(187,103)
Impairment loss (reversal)	0
Foreign currency translation	(450,006)	794,766
Depreciation	0	0
Balance, end of year	7,362,582	17,443,344
Accumulated depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(10,522,176)	(8,906,984)
Capital expenditures	0	0
Property acquisitions	0	0
Transfers from exploration and evaluation assets	0	0
Transfers from lease assets		0
Change is asset retirement obligations	0	0
Divestitures	6,250,607	135,742
Foreign currency translation	230,586	(378,871)
Depreciation	(1,255,164)	(1,372,063)
Balance, end of year	$ (5,444,147)	$ (10,522,176)